Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Revenue by Geographic Location
The following table presents total external revenues by geographic location, based on the location of the Company’s merchants:

	Years ended
	December 31, 2020		December 31, 2019
	$	%	$	%
North America
Canada	192,721	6.6%	96,168	6.1%
United States	1,954,105	66.7%	1,079,520	68.4%
EMEA
United Kingdom	199,825	6.8%	103,498	6.6%
Other	254,444	8.7%	121,063	7.7%
APAC
Australia	122,007	4.2%	68,571	4.3%
Other	170,233	5.8%	88,670	5.6%
Latin America	36,156	1.2%	20,683	1.3%
	2,929,491	100.0%	1,578,173	100.0%

Long-lived Assets by Geographic Location
The following table presents the total net book value of the Company’s long-lived physical assets by geographic location:

	December 31, 2020		December 31, 2019
	$	%	$	%
Canada	75,283	81.7%	104,349	93.6%
United States	6,141	6.7%	4,747	4.3%
Rest of World	10,680	11.6%	2,302	2.1%
	92,104	100.0%	111,398	100.0%